Allianz Life Insurance Company of North America

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
stewart.gregg@allianzlife.com
www.allianzlife.com

December 14, 2018
Mr. Mark Cowan, Senior Counsel
Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, NE
Washington, DC  20549-46449
Re:  Allianz Life Insurance Company of North America
Post-Effective Amendment No.5, File No. 333-213125 (Index Advantage ADV)
Post-Effective Amendment No.3, File No. 333-215103 (Index Advantage NF)
Post-Effective Amendment No.1, File No. 333-222817 (Index Advantage Income)
Allianz Life Insurance Company of New York
Post-Effective Amendment No. 1, File No. 333-224317 (Index Advantage New York)

Dear Mr. Cowan:
The above referenced Post-Effective amendments are being filed to include revisions that are substantially similar to the revisions that were filed with Post-Effective Amendment No. 1 to the Registration Statement on Form S-1, File No. 333-224310 (Index Advantage), on August 31, 2018. The Index Advantage revisions were filed to update prospectus disclosure and to provide for a streamlined and more simplified document. The updated prospectuses included in the amendments referenced above also include any changes that were made in the Index Advantage filing in response to staff comments received on October 17, 2018. These changes were made in a correspondence filing on October 30, 2018. Also please note that there is additional simplified disclosure included in the Expenses section of the above referenced filings that will also be applied to the initial simplified prospectus that has already been reviewed.
For the convenience of the staff in reviewing the Registration Statements, a redline copy of each of the updated prospectuses listed above is being sent via email to the Office of Insurance Products of the Division of Investment Management. Each redline copy reflects changes to the prospectus  that conform to the previously filed Index Advantage Registration Statement Amendment on Form S-1 as referenced above, File No. 333-224310, filed on August 31, 2018.
Any additional required prospectus disclosure, exhibits, final executive compensation disclosure, and updated financial information, to include financial statements as of December 31, 2018, will be provided by an additional post-effective amendment on forms S-1 and N-4.
Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number.
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.
Sincerely,
Allianz Life Insurance Company of North America

By: /s/ Stewart D. Gregg
            Stewart D. Gregg